Financial and Non-Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial and Non-Financial Assets and Liabilities
Schedule of financial and non-financial assets and liabilities

Financial and non-financial assets and liabilities as of December 31, 2021

		Financial
	Financial Assets	Assets
	Measured at	Measured	Non-	Total
	Fair Value through	at Amortized	Financial	Carrying
	Profit or Loss	Cost	Assets	Amount
Assets
Non-current financial assets	—	3,915	—	3,915
Cash	—	955,507	—	955,507
	—	959,422	—	959,422

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Contingent consideration	54,399	—	—	54,399
Non-current interesting-bearing liabilities	—	189,164	—	189,164
Non-current lease liabilities	—	24,052	—	24,052
Accounts payable	—	67,971	—	67,971
Other current liabilities	—	9,591	3,111	12,702
Accrued expenses and deferred revenue	—	25,168	28,385	53,553
	54,399	315,945	31,496	401,841

Financial and non-financial assets and liabilities as of December 31, 2020

	Financial Assets
	Measured at	Financial Assets	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Assets	Amount
Assets
Non-current financial assets	—	2,225	—	2,225
Other current assets	—	112	22,689	22,801
Cash	—	996,304	—	996,304
	—	998,641	22,689	1,021,330

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Contingent consideration	48,969	—	—	48,969
Other non-current liabilities	—	878	—	878
Accounts payable	—	53,827	—	53,827
Other current liabilities	—	3,908	5,980	9,888
Accrued expenses and deferred revenue	—	24,890	16,496	41,386
	48,969	83,503	22,476	154,948